Annual Total Returns (Vanguard Emerging Markets Stock Index Fund - ETF Shares ETF) (Vanguard Emerging Markets Stock Index Fund, Vanguard Emerging Markets Stock Index Fund - ETF Shares)	12 Months Ended
Oct. 31, 2012
Vanguard Emerging Markets Stock Index Fund | Vanguard Emerging Markets Stock Index Fund - ETF Shares
Annual Total Return
2012	18.84%
2011	(18.68%)
2010	18.99%
2009	76.28%
2008	(52.77%)
2007	39.05%
2006	29.53%